Segments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Net impairment	$ 374
Net Impairment loss recognissed as exploaration expense	$ 111
Norway [member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	79.00%	72.00%	80.00%	74.00%
US [member}
Disclosure of operating segments [line items]
Percentage of entity's revenue	16.00%	22.00%	15.00%	19.00%
E&P International [member]
Disclosure of operating segments [line items]
Net impairment	$ 146
Net Impairment loss recognissed as exploaration expense	111
E&P International [member] | North America [member]
Disclosure of operating segments [line items]
Net impairment	35
MMP [member]
Disclosure of operating segments [line items]
Inventory write-down			$ 605
MMP [member] | Norway [member]
Disclosure of operating segments [line items]
Net impairment	228
New Energy Solutions (NES) [Member]
Disclosure of operating segments [line items]
Net income (loss) from equity accounted investments	$ 38	$ 10	$ 82	$ 53